Financial Assets and Financial Liabilities - Schedule of carrying amounts of right-of-use assets recognised movements (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₽ 17,728	₽ 10,112
Adjustment on initial application of IFRS 16		2,698
Additions as a result of new leases and capitalized leasehold improvements	2,078	7,936
Depreciation, right-of-use assets	(3,831)	(3,001)
Effect of modification and changes of estimates in lease contracts	(1,137)	594
Discontinued operations (Note 25)	(1,647)
Impairment loss recognised in profit or loss right-of-use assets	(400)	(454)
Transfer to own property, plant and equipment	(33)	(115)
Exchange differences on translation of foreign operations	82	(42)
Ending balance	12,840	17,728
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,978
Adjustment on initial application of IFRS 16		1,932
Additions as a result of new leases and capitalized leasehold improvements	41	54
Depreciation, right-of-use assets	(67)	(72)
Effect of modification and changes of estimates in lease contracts	(265)	137
Discontinued operations (Note 25)	(511)
Impairment loss recognised in profit or loss right-of-use assets	(16)	(72)
Exchange differences on translation of foreign operations	5	(1)
Ending balance	1,165	1,978
Buildings and constructions [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,061
Adjustment on initial application of IFRS 16		681
Additions as a result of new leases and capitalized leasehold improvements	70	537
Depreciation, right-of-use assets	(266)	(138)
Effect of modification and changes of estimates in lease contracts	153	4
Discontinued operations (Note 25)	(13)
Exchange differences on translation of foreign operations	46	(23)
Ending balance	1,051	1,061
Operating machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	763	643
Adjustment on initial application of IFRS 16		73
Additions as a result of new leases and capitalized leasehold improvements	163	257
Depreciation, right-of-use assets	(191)	(204)
Effect of modification and changes of estimates in lease contracts	5	142
Impairment loss recognised in profit or loss right-of-use assets	(81)	(19)
Transfer to own property, plant and equipment	(29)	(114)
Exchange differences on translation of foreign operations	25	(15)
Ending balance	655	763
Transportation vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13,926	9,469
Adjustment on initial application of IFRS 16		12
Additions as a result of new leases and capitalized leasehold improvements	1,804	7,088
Depreciation, right-of-use assets	(3,307)	(2,587)
Effect of modification and changes of estimates in lease contracts	(1,030)	311
Discontinued operations (Note 25)	(1,123)
Impairment loss recognised in profit or loss right-of-use assets	(303)	(363)
Transfer to own property, plant and equipment	(4)	(1)
Exchange differences on translation of foreign operations	6	(3)
Ending balance	₽ 9,969	₽ 13,926